BIOLOGICAL ASSETS - Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	$ 17,355	$ 17,968
Unrealized gain on changes in fair value of biological assets	51,151	68,981
Production costs capitalized	40,229	52,502
Transfer to inventory upon harvest	(93,562)	(122,096)
Current biological assets at end of period	15,173	17,355
CAPITALIZED COST
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	6,945	8,753
Unrealized gain on changes in fair value of biological assets	0	0
Production costs capitalized	40,229	52,502
Transfer to inventory upon harvest	(41,226)	(54,310)
Current biological assets at end of period	5,948	6,945
BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	10,410	9,215
Unrealized gain on changes in fair value of biological assets	51,151	68,981
Production costs capitalized	0	0
Transfer to inventory upon harvest	(52,336)	(67,786)
Current biological assets at end of period	$ 9,225	$ 10,410